Long-term debt	12 Months Ended
Dec. 31, 2021
Long-term Debt
Long-term debt

14.	Long-term debt

(i)	The Facility

Under the terms of a loan facility agreement dated August 2, 2019, an arm’s length lender (the “Lender”) agreed to provide the Company with a loan of up to $20,000,000 (the “Facility”) comprising two advances: (i) an initial advance in an amount of up to $3,000,000 (the “Initial Advance”) at the request of the Company following satisfaction or waiver by the Lender of certain conditions precedent, and (ii) a further advance in an amount equal to the remaining difference between $20,000,000 and the amount of the Initial Advance (the “Further Advance”) at the request of the Company following satisfaction or waiver by the Lender of certain additional conditions precedent, including the completion of the acquisition of Enthusiast Properties. The Company received the Initial Advance and Further Advance, aggregating $20,000,000, during the year ended December 31, 2019. The Facility is secured by the Company’s assets.

The loan had a term (the “Term”) which expired on August 2, 2021, the date that was 24 months from the date of the Initial Advance (the “Maturity Date”). Interest (or standby fees at an equivalent rate in lieu thereof) accrued at a rate per annum that was equal to the prime rate plus 5.05% calculated on the aggregate amount of the Facility, compounded monthly, whether or not the conditions precedent were satisfied or the Facility was advanced. The Company had further agreed to pay the Lender a success fee at an amount that was equal to 4.1% per annum, payable monthly, calculated on the full amount of the Facility from the date of the Initial Advance.

Interest (and any such equivalent amount by way of standby fee) and the success fee were capitalized during the first 12 months of the Term and, commencing in August 2020, interest and the success fee were payable in cash on the last business day of each and every month until the Maturity Date.

The Company was entitled to prepay all or a part of the Facility at any time, from time to time, without bonus or penalty after the date that was twelve (12) months following the date of completion of the acquisition of Enthusiast Properties.

On August 30, 2020 the Company entered into an amending facility agreement (the “Amended Facility”). The Amended Facility extended the Facility expiry Term to September 6, 2022 and commencing in August 2021 principal repayments of $250,000 per month were payable every month until maturity, the remaining outstanding principal amount was to be repaid on September 6, 2022. The Company was entitled to prepay all or a part of the Facility at any time, from time to time, without bonus or penalty. The Company incurred an amendment fee in the amount of $200,000 in connection with the Amended Facility which was netted against the Facility long-term debt balance.

On November 27, 2020 the Company entered into an amending and restated facility agreement (the “Amended and Restated Facility”). The Amended and Restated Facility increased the total size of the loan and allowed for three loans, Facility A, B and C. Facility A and B were revolving loans up to $10,000,000 each. Facility C was a term loan in the amount of $10,000,000. Facility A and B were limited to an aggregate principal amount of $14,000,000.

The maximum amount of Facility A was based on the aggregate of 85% eligible accounts receivable less the amount of Facility A then outstanding and less amounts payable and reserves for material subsidiaries. The Company incurred transaction cost of $17,500 in connection with the Amended and Restated Facility which was netted against the Facility long-term debt balance.

As terms of the amended facilities were not substantially different from the terms of the Facility, the amendments were determined to be a modification of debt in accordance with IFRS 9. A loss on modification of long-term debt in the amount of $814,899 and $325,421 was recognized in the consolidated statement of loss and comprehensive loss the during the year ended December 31, 2020 related to the August 30, 2020 and November 27, 2020 amendments, respectively.

The Amended and Restated Facility was amortized at an effective interest rate of 7.29% following the transaction costs and loss on modification of debt recognized pursuant to the amendments.

The Amended and Restated Facility was used for purposes of (i) working capital and (ii) to finance future acquisitions.

On December 31, 2020 the Company was advanced $75,333 and $150,667 on Facility A and B respectively for a total advance of $226,000. As at December 31, 2020 the total principal balances of Facility A, B and C were $9,972,104, $2,856,579 and $10,000,000 respectively for a total principal balance of $22,828,682.

On January 18, 2021 and February 3, 2021, the Company was further advanced $441,921 and $502,866 respectively on Facility A and B. On February 12, 2021, the Company repaid Facility A and B principal balances of $13,773,470.

The Amended and Restated Facility was amortized at an effective interest rate of 7.28% following the repayment on February 12, 2021.

On December 17, 2021, in conjunction with obtaining the Term Credit and Operating Credit, see Note 14(ii), the Company repaid the remaining principal balance then outstanding on Facility C of $9,250,000 and extinguished the Amended and Restated Facility. The Company incurred a prepayment fee of $166,438 relating to the extinguishment which is included in interest and accretion in the consolidated statement of loss and comprehensive loss.

During the year ended December 31, 2021, the Company recognized $847,322 (December 31, 2020 - $1,725,684) of interest expense, $450,475 (December 31, 2020 - $830,470) of success fee expense and $21,780 (December 31, 2020 – expense of $567,006) of accretion income which are included in interest and accretion in the consolidated statement of loss and comprehensive loss.

The following tables shows the movement of the Facility balance during the year:

Amount
Balance, December 31, 2019	$19,691,220
Capitalized interest	1,016,577
Capitalized success fee	478,333
Advance	226,000
Loss on modification of long-term debt	1,140,320
Transaction cost	(217,500)
Accretion	567,006
Balance, December 31, 2020	$22,901,956
Advances	944,787
Repayments	(13,773,470)
Principal repayments	(10,000,000)
Gain on repayment of long-term debt	(39,502)
Gain on settlement of long-term debt	(11,991)
Accretion	(21,780)
Balance, December 31, 2021	-
Current portion of long-term debt	-
Long-term debt	$-

The Amended and Restated Facility agreement contained certain covenants that the Company must comply with including maintaining a total consolidated equity of at least $20,000,000 and maintaining a minimum cash balance of $2,000,000. The Company was in compliance with these covenants during the year ended December 31, 2021.

(ii)	The Term Credit and Operating Credit

Under the terms of a commitment letter dated December 3, 2021, an arm’s length lender (the “Bank”) agreed to provide the Company, as borrower, and certain Canadian and U.S. subsidiaries of the Company, as guarantors, with a non-revolving term facility (the “Term Credit”) and an operating line (the “Operating Credit”).

The Term Credit consists of an authorized credit limit amount of $10,000,000, bearing interest at the Banker’s Acceptance fee equal to CDOR rate plus 7.5% per annum, with interest payable monthly. The Term Credit is repayable in up to 24 equal monthly instalments of principal based on an amortization period of 60 months, with final payment of the remaining principal then outstanding due 24 months from the initial drawdown date of advance. On December 17, 2021 the Company was advanced $10,000,000 which was used to extinguish the Facility, see Note 14(i).

The Operating Credit consists of an authorized amount of $5,000,000, subject to a borrowing base, bearing interest at the greater of (i) the Bank’s prime lending rate plus 1.25%, and (ii) 2.45% per annum, with interest payable monthly. The Operating Credit is repayable no later than 24 months from the date of the satisfaction or waiver of conditions precedent. The Operating Credit will be used for purposes of (i) general operating requirement, and (ii) to finance future acquisitions. As at December 31, 2021, no amounts were drawn upon relating to the Operating Credit.

The aggregate of all advances under the Operating Credit and Bank credit cards are not to exceed the lesser of (i) the Operating Credit, and (ii) the borrowing base. The borrowing base is based on a percentage of eligible accounts receivable less certain accounts payable for material subsidiaries of the Company.

Subject to the Bank’s approval, the Company can exercise an option to extend the maturity date of both Term Credit and Operating Credit for an additional 12-month period. The Term Credit and Operating Credit are secured by substantially all of the assets of the Company and the guarantor subsidiaries. The Company will be entitled to prepay all or part of the Term Credit and Operating Credit at any time with penalty.

During the year ended December 31, 2021, the Company received Term Credit advances of $10,000,000 and incurred transaction cost of $325,183 relating to the commitment letter. During the year ended December 31, 2021, the Company recognized $30,467 (December 31, 2020 - $Nil) of interest expense and $7,050 (December 31, 2020 – $Nil) of accretion expense which are included in interest and accretion in the consolidated statement of loss and comprehensive loss.

The following tables shows the movement of the Term Credit balance during the year:

Amount
Balance, December 31, 2020	$-
Advances	10,000,000
Transaction costs	(325,183)
Accretion	7,050
Balance, December 31, 2021	9,681,868
Current portion of long-term debt	2,000,000
Long-term debt	$7,681,867

The commitment letter contains certain covenants that the Company must comply with, including maintaining a minimum funded debt to gross profit ratio, which varies by quarter, unless the Company has at least $10,000,000 of unencumbered cash on hand less the amount then outstanding on the Operating Credit. The Company was in compliance with these covenants during the year ended December 31, 2021.